OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 1,369	$ 2,302
Prepaid expenses	3,181	5,008
Advances to suppliers	2,124	4,150
Other receivables	285	434
Total	$ 6,959	$ 11,894